Debt, Cash and Cash Equivalents - Summary of Changes in Financial Position (Details) - EUR (€) € in Millions	Jun. 30, 2025		Dec. 31, 2024		Jun. 30, 2024	[1]	Dec. 31, 2023	[1]
Cash and cash equivalents [abstract]
Long-term debt	€ 13,200		€ 11,791
Short-term debt and current portion of long-term debt	7,309		4,209
Interest rate and currency derivatives used to manage debt	10		137
Total debt	20,519		16,137
Cash and cash equivalents	(15,359)		(7,441)		€ (6,795)		€ (8,710)
Interest rate and currency derivatives used to manage cash and cash equivalents	(58)		76
Net debt	5,102	[2]	8,772	[3]
Lease liabilities	€ 1,776		€ 1,906

[1]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	Net debt does not include lease liabilities, which amounted to €1,776 million as of June 30, 2025 and €1,906 million as of December 31, 2024
[3]	Net debt does not include lease liabilities, which amounted to €1,776 million as of June 30, 2025 and €1,906 million as of December 31, 2024